SHARE CAPITAL (Narrative) (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized								500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0008	$ 0.0008
Common stock, shares issued								38,906,742	38,906,742
Common stock, shares outstanding								38,906,742	38,906,742
Risk free interest rate, minimum					1.40%
Risk free interest rate, maximum					1.53%
Expected volatility rate, minimum					119.33%
Expected volatility rate, maximum					119.56%
Expected term					5 years
Expected dividends | $					$ 0
Stock-based compensation expense | $					0	$ 0	$ 0
Unrecognized stock based compensation expense | $					$ 0	$ 0
Weighted average number of shares - basic					38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted					38,906,742	38,906,742	38,906,742
Officers and directors [Member]
Stockholders Equity Note [Line Items]
Number of options granted			1,000,000	1,000,000
Exercise price of options granted | (per share)			$ 0.065	$ 0.05
Contractual life of options granted			5 years	5 years
Stock option plan [Member]
Stockholders Equity Note [Line Items]
Number of options granted	40,000	40,000
Exercise price of options granted | (per share)	$ 0.065	$ 0.05
Contractual life of options granted	5 years	5 years
Stock options [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares					1,040,000		1,040,000